Franchise arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Franchise Arrangements [Abstract]
Schedule of revenues from franchised restaurants
Revenues from franchised restaurants for fiscal years 2024, 2023 and 2022 consisted of:

	2024	2023	2022
Rent (i)	$202,779	$193,518	$160,795
Initial fees (ii)	380	417	401
Royalty fees (iii)	255	268	215
Total	$203,414	$194,203	$161,411

(i)Includes rental income of own buildings and subleases. As of December 31, 2024, 2023 and 2022 the subleases rental income amounted to $166,854, $154,087 and $132,327, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $833, $963 and $1,012 in 2024, 2023 and 2022, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation for $73,979, $71,667 and $62,360 in 2024, 2023 and 2022, respectively.

Schedule of future minimum rental payments for operating leases
As of December 31, 2024, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2025	$5,768	$56,756	$62,524
2026	4,754	50,846	55,600
2027	4,624	45,900	50,524
2028	3,889	40,949	44,838
2029	3,725	35,308	39,033
Thereafter	30,094	179,225	209,319
Total	$52,854	$408,984	$461,838